Other Operating Income and Gains	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other operating income and gains

6	Other operating income and gains

	2021	2020	2019
	RMB million	RMB million	RMB million
Co-operation routes income (note (a))	3,696	3,650	5,436
Routes subsidy income (note (b))	383	372	353
Other subsidy income (note (c))	803	1,326	535
Gain on disposal of items of property, plant and equipment and right-of-use assets	742	55	40
Gain on disposal of subsidiaries, associates and joint ventures	142	—	64
Compensation from ticket sales agents	63	53	331
Others	250	242	443

	6,079	5,698	7,202

(a)
Co-operation
routes income represents subsidies granted by various local authorities and other parties, with which the Group developed certain routes to support the development of local economy. The amounts granted are calculated based on the agreements entered into by all parties.

(b)	Routes subsidy income represents subsidies granted by various authorities to support certain international and domestic routes operated by the Group.
(c)	Other subsidy income represents subsidies granted by various local authorities based on certain amounts of tax paid and other government grants.
(d)	There are no unfulfilled conditions or other contingencies related to subsidies that were recognised for the year ended December 31, 2021, 2020 and 2019.